Representative's Warrants Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Jan. 13, 2022
Representatives Warrants Liability [Abstract]
Warrant liability description	In connection with the Company’s IPO, the Company agreed to issue warrants to a representative of several underwriters, for a nominal consideration of $0.01 to purchase 300,000 ADSs of the Company (equal to 5% of the total number of ADSs sold in the IPO, but not including any over-allotment ADSs sold in the over-allotment option) (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price of $4.8 per ADS (equal to 120% of the Company’s IPO offering price of $4.00 per ADS). The Representative’s Warrants will be exercisable beginning from six months after the date of commencement of sales in the Company’s IPO and for a period of five years after the date of commencement of sales in the Company’s IPO.
Additional paid-in capital		$ 522,116
Liability to recognize the warrants’ fair value		$ 522,116
Change in fair value of the representative’s warrants liability	$ 369,404